UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	June 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               August 2, 2011
Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           38
Form 13F Information Table Value Total:       414245
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Abbott Laboratories	COM	2824100		4417	83950	SOLE
Arthur J. Gallagher	COM	363576109	9191	322051	SOLE
Ascent Capital Group	COM	43632108	1576	29750	SOLE
Brinks 			COM	109696104	14257	477955	SOLE
Broadridge		COM	11133T103	17297	718595	SOLE
Choice Hotels		COM	169905106	3193	95700	SOLE
Church & Dwight		COM	171340102	12219	301410	SOLE
Cintas			COM	172908105	19630	594317	SOLE
Cisco			COM	17275r102	4140	265215	SOLE
Coinstar		COM	19259p300	13164	241370	SOLE
Compass Minerals 	COM	20451n101	10759	125008	SOLE
Covance			COM	222816100	13284	223754	SOLE
Dresser-Rand		COM	261608103	15252	283750	SOLE
Energizer Holdings	COM	29266r108	16290	225125	SOLE
Equifax 		COM	294429105	15835	456082	SOLE
Hillenbrand		COM	431571108	16352	691431	SOLE
Immucor			COM	452526106	8693	425700	SOLE
Intl Flav & Fragrances	COM	459506101	9321	145100	SOLE
Intl Game Technology	COM	459902102	15333	872182	SOLE
Iron Mountain		COM	462846106	12724	373250	SOLE
Jack Henry		COM	426281101	13180	439183	SOLE
Johnson & Johnson	COM	478160104	3429	51550	SOLE
Lexmark International	COM	529771107	8729	298330	SOLE
Liberty Starz Group	COM	53071m708	16697	221910	SOLE
McCormick		COM	579780206	10631	214461	SOLE
Microsoft		COM	594918104	3530	135770	SOLE
Mobile Mini		COM	60740f105	7341	346430	SOLE
Newell Rubbermaid	COM	651229106	12593	798030	SOLE
Perrigo			COM	714290103	4940	56220	SOLE
PetSmart		COM	716768106	12775	281575	SOLE
Ralcorp Holdings	COM	751028101	6890	79585	SOLE
SEIC			COM	784117103	9118	405083	SOLE
Sigma-Aldrich		COM	826552101	7536	102700	SOLE
Teleflex		COM	879369106	10315	168925	SOLE
Total System Services	COM	891906109	14468	778710	SOLE
Towers Watson		COM	891894107	18538	282113	SOLE
Valassis Comm		COM	918866104	19847	655020	SOLE
Verizon 		COM	92343v104	761	20450	SOLE